ORGANIZATION AND BUSINESS DESCRIPTION (Tables)	12 Months Ended
Sep. 30, 2024
ORGANIZATION AND BUSINESS DESCRIPTION
Schedule of company's subsidiaries and consolidated affiliated entities

As of September 30, 2024, the Company’s subsidiaries and consolidated affiliated entities are as follows:

Subsidiaries	Date of Incorporation	Jurisdiction of Formation	Percentage of direct/indirect Economic Ownership	Principal Activities
DRAGONSOFT GROUP CO., LIMITED (“NetClass HK”)	December 12, 2006	Hong Kong, PRC	100%	Investment Holding/ Subscription and Application development service
Shanghai Zhima Information Technology Co., Ltd. (“WFOE”)	April 30, 2019	PRC	100%	Investment Holding
Shanghai Netwide Enterprise Management Co., Ltd. (“Shanghai Netwide”)	April 27, 2022	PRC	100%	Subscription and Application development service
Shanghai NetClass Information Technology Co., Ltd. (“NetClass China”)	May 13, 2003	PRC	100%	Subscription and Application development service
Shanghai NetClass Enterprise Management Co., Ltd (“NetClass Management”)	August 29, 2016	PRC	100%	Subscription and Application development service
Shanghai NetClass Human Resources Co., Ltd (“NetClass HR”)	November 09, 2016	PRC	100%	Subscription and Application development service
Shanghai Chuangyuan Education Technology Co., Ltd (“NetClass Education”)	April 14, 2004	PRC	100%	Subscription and Application development service
NetClass Training (Shanghai) Co., Ltd. (“NetClass Training”)	August 19, 2016	PRC	100%	Subscription and Application development service
Netclass International Limited	July 28, 2023	Hong Kong, PRC	100%	No activities
NetClass Data Pte Ltd (“NetClass Singapore”)	May 13, 2024	Singapore	60%	Subscription and Application development service